Compensation of Corporate Officers - Summary of Compensation Paid to Officers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Compensation Of Corporate Officers [Line Items]
Key management personnel compensation, attendance fees	€ 381	€ 421	€ 488
Key management personnel compensation, contribution in kind	23	21	23
Key management personnel compensation, share-based payment	72	74	58
Key management personnel compensation,employer contributions	396	410	443
Key management personnel compensation, consulting fees	0	0	0
Key management personnel compensation	1,656	1,680	1,693
Key management personnel compensation, fixed compensation fees	614	585	518
Key management personnel compensation, variable compensation fees	€ 170	€ 169	€ 163